Nationwide Life Insurance Company:                                    Nationwide Life and Annuity Insurance Company
o        Nationwide Variable Account-7                                o        Nationwide VA Separate Account-A
o        Nationwide Variable Account-9                                o        Nationwide VL Separate Account-D
o        Nationwide VLI Separate Account-3



                   Prospectus supplement dated August 20, 2004
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This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
--------------------------------------------------------------------------------

The sub-adviser information relating to the Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class I is amended as follows:

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    American Century Investment Management, Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------